Taxes (Details) ¥ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 HKD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Profits tax rate (in Dollars)			$ 2
Lowered tax rate	2.40%	[1]	2.40%	[1]	3.50%	[1]	3.30%
Legacy tax rate	16.50%		16.50%
Enterprise income tax rate	25.00%		25.00%
Unrecognized tax benefits of effective tax rate (in Dollars)					$ 0.8		$ 0.3	$ 1.4
Preferential tax rate	10.80%	[2]	10.80%	[2]	6.20%	[2]	2.80%
Finite lived in tangible asset useful life								5 years
Deferred tax assets, valuation allowance (in Dollars)
Statute of limitation	10 years		10 years
Operating loss carryforwards (in Dollars)					$ 2.8			$ 1.7
Underpayment of taxes (in Yuan Renminbi) | ¥	¥ 100
Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life								10 years
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate	15.00%		15.00%
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate	15.00%		15.00%
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate	15.00%		15.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate	15.00%		15.00%
Minimum [Member]
Taxes [Line Items]
Preferential tax rate	2.50%		2.50%
Finite lived in tangible asset useful life								5 years
Maximum [Member]
Taxes [Line Items]
Preferential tax rate	5.00%		5.00%
Finite lived in tangible asset useful life								50 years
HONG KONG [Member]
Taxes [Line Items]
Lowered tax rate	8.25%		8.25%
High and New Technology Enterprise [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate	15.00%		15.00%

[1]	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
[2]	Preferential tax rates for small and micro low-profit and high-tech entities.